Income Taxes (Net Deferred Tax Assets Included In The Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Deferred income taxes (current assets)	¥ 228,590	¥ 260,446
Deferred income taxes (investments and other assets)	768,871	746,561
Other current liabilities	(7,285)	(4,123)
Deferred income taxes (long-term liabilities)	(166,751)	(166,547)
Net deferred tax assets	¥ 823,425	¥ 836,337